Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of VIE's Assets an Liabilities
The carrying amounts and classification of the VIE's assets and liabilities in our consolidated balance sheets at December 31, 2018 and 2017 are as follows:

	December 31,
($ thousands)	2018	2017
Current assets	890,664	773,272
Non-current assets	1,924,277	2,261,916
Total assets	2,814,941	3,035,188

Total liabilities	389,853	1,356,207